UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21198 and 811-21301

Name of Fund: BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-
Exempt Fund and Master Tax-Exempt LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 09/30/2010

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

BBIF Tax-Exempt Fund

September 30, 2010

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environ-
ment. The major short-term ambiguities that kept market participants on the fence — the US financial reform bill, political uncertainty, European bank stress test results, and European sovereign funding — have all abated to some degree, allowing market conditions to regain some degree of normalcy and demonstrate growth. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009.
Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The Federal Reserve Board has made it clear that additional policy action will be needed to combat the slow pace of growth, high unemployment, and deflation risks.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as uncertainty driven by mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip reces-
sion. Global equity markets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March
2009. As the end of the 12-month period drew near, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors along with the anticipation of further quantitative easing drove equity markets higher in the third quarter, with most markets recapturing their second quarter losses and moving into positive territory year-to-date. International equities turned positive, posting gains on both a six- and 12-month basis. In the US, both large and small cap equities posted robust gains for the 12-month period; however large cap stocks remain negative on a six-month basis while small caps turned positive.

In fixed income markets, yields fluctuated but generally declined over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher.
Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low inter-
est rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on
European bank stress tests. Tax-exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favor-
able supply-and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:
Total Returns as of September 30, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	(1.42)%	10.16%
US small cap equities (Russell 2000 Index)	0.25	13.35
International equities (MSCI Europe, Australasia, Far East Index)	0.20	3.27
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	13.20	10.23
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	6.05	8.16
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	5.51	5.81
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.55	18.24

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® maga-
zine, as well as its quarterly companion newsletter, Shareholder Perspectives. We thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Information

Current Seven-Day Yields

	7-Day	7-Day
As of September 30, 2010	SEC Yields	Yields
Class 1	0.00%	0.00%
Class 2	0.04	0.04
Class 3	0.04	0.04
Class 4	0.04	0.04

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees, and (b) operating expenses, including administration fees, distribution and service fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2010 and held through Sept-
ember 30, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses
Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of own-
ing different funds. If these transactional expenses were included, share-
holder expenses would have been higher.

		Actual			Hypothetical[2]
		Ending			Ending
	Beginning	Account Value		Beginning	Account Value
	Account Value	September 30,	Expenses Paid	Account Value	September 30,	Expenses Paid	Annualized
	April 1, 2010	2010	During the Period[1]	April 1, 2010	2010	During the Period[1]	Expense Ratio
Class 1	$1,000.00	$1,000.00	$2.26	$1,000.00	$1,022.84	$2.28	0.45%
Class 2	$1,000.00	$1,000.20	$2.06	$1,000.00	$1,023.04	$2.08	0.41%
Class 3	$1,000.00	$1,000.20	$2.06	$1,000.00	$1,023.04	$2.08	0.41%
Class 4	$1,000.00	$1,000.20	$2.06	$1,000.00	$1,023.04	$2.08	0.41%

1 For each class of the Fund, expenses are equal to the expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the Master LLC in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

4 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Statement of Assets and Liabilities

September 30, 2010 (Unaudited)	BBIF Tax-Exempt Fund
Assets
Investments at value — Master Tax-Exempt LLC (the “Master LLC”)
(cost — $856,506,671)	$ 856,506,671
Withdrawals receivable from the Master LLC	27
Prepaid expenses	133,669
Other assets	17,469
Total assets	856,657,836
Liabilities
Administration fees payable	78,722
Transfer agent payable	31,311
Officer's fees payable	208
Income dividends payable	148
Capital shares redeemed payable	27
Total liabilities	110,416
Net Assets	$ 856,547,420
Net Assets Consist of
Paid-in capital	856,402,204
Undistributed net investment income	115,158
Accumulated net realized gain allocated from the Master LLC	30,058
Net Assets	$ 856,547,420
Net Asset Value
Class 1 — Based on net assets of $23,533,288 and
23,529,006 shares outstanding, unlimited number of
shares authorized, par value $0.10 per share	$ 1.00
Class 2 — Based on net assets of $138,302,412 and
138,279,101 shares outstanding, unlimited number of
shares authorized, par value $0.10 per share	$ 1.00
Class 3 — Based on net assets of $360,443,569 and
360,370,206 shares outstanding, unlimited number of
shares authorized, par value $0.10 per share	$ 1.00
Class 4 — Based on net assets of $334,268,151 and
334,188,761 shares outstanding, unlimited number of
shares authorized, par value $0.10 per share	$ 1.00

Statement of Operations

Six Months Ended September 30, 2010 (Unaudited)	BBIF Tax-Exempt Fund
Investment Income
Interest	$ 48
Net investment income allocated from the Master LLC:
Interest	1,989,853
Expenses	(720,432)
Total income	1,269,469
Expenses
Administration	1,113,814
Service and distribution — Class 1	139,332
Service and distribution — Class 2	503,521
Service and distribution — Class 3	710,988
Service and distribution — Class 4	599,955
Registration	305,662
Printing	16,492
Professional	11,095
Transfer agent — Class 1	7,466
Transfer agent — Class 2	7,670
Transfer agent — Class 3	8,397
Transfer agent — Class 4	8,935
Officer	206
Miscellaneous	8,195
Total expenses	3,441,728
Less fees waived by administrator	(364,277)
Less service and distribution fees waived — Class 1	(139,315)
Less service and distribution fees waived — Class 2	(503,521)
Less service and distribution fees waived — Class 3	(710,988)
Less service and distribution fees waived — Class 4	(599,955)
Transfer agent fees reimbursed — Class 1	(1,811)
Transfer agent fees reimbursed — Class 2	(7,654)
Transfer agent fees reimbursed — Class 3	(8,313)
Transfer agent fees reimbursed — Class 4	(8,866)
Total expenses after fees waived and reimbursed	1,097,028
Net investment income	172,441
Realized Gain Allocated from the Master LLC
Net realized gain from investments	30,058
Net Increase in Net Assets Resulting from Operations	$ 202,499

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Statements of Changes in Net Assets	BBIF Tax-Exempt Fund
	Six Months
	Ended	Year Ended
	September 30, 2010	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010
Operations
Net investment income	$ 172,441	$ 738,142
Net realized gain	30,058	26,743
Net increase in net assets resulting from operations	202,499	764,885
Dividends to Shareholders From
Net investment income:
Class 1	—	(8,713)
Class 2	(30,080)	(62,215)
Class 3	(77,110)	(382,857)
Class 4	(65,251)	(284,357)
Decrease in net assets resulting from dividends to shareholders	(172,441)	(738,142)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(32,528,152)	(191,466,776)
Net Assets
Total decrease in net assets	(32,498,094)	(191,440,033)
Beginning of period	889,045,514	1,080,485,547
End of period	$ 856,547,420	$ 889,045,514
Undistributed net investment income	$ 115,158	$ 115,158

See Notes to Financial Statements.

6 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Financial Highlights					BBIF Tax-Exempt Fund
			Class 1
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0003	0.0051	0.0188	0.0208	0.0127
Net realized gain (loss)	—	0.0000	0.0000	0.0001	0.0001	(0.0000)
Net increase from investment operations	—	0.0003	0.0051	0.0189	0.0209	0.0127
Dividends from net investment income	—	(0.0003)	(0.0051)	(0.0188)	(0.0208)	(0.0127)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2]	0.03%	0.51%	1.90%	2.09%	1.28%
Ratios to Average Net Assets[3]
Total expenses	1.52%[4]	1.52%	1.55%	1.56%	1.49%	1.51%
Total expenses after fees waived and reimbursed	0.45%[4]	0.54%	1.30%	1.56%	1.49%	1.51%
Net investment income	0.00%[4]	0.03%	0.46%	1.89%	2.10%	1.29%
Supplemental Data
Net assets, end of period (000)	$ 23,533	$ 33,099	$ 35,937	$ 42,837	$ 50,188	$ 38,770

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
4 Annualized.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Financial Highlights (continued)					BBIF Tax-Exempt Fund
			Class 2
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0004	0.0093	0.0254	0.0266	0.0186
Net realized gain (loss)	—	0.0000	0.0000	0.0001	0.0001	(0.0000)
Net increase from investment operations	0.0002	0.0004	0.0093	0.0255	0.0267	0.0186
Dividends from net investment income	(0.0002)	(0.0004)	(0.0093)	(0.0254)	(0.0266)	(0.0186)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.02%[2]	0.04%	0.93%	2.57%	2.68%	1.88%
Ratios to Average Net Assets[3]
Total expenses	1.17%[4]	1.17%	1.22%	1.23%	1.19%	1.19%
Total expenses after fees waived and reimbursed	0.41%[4]	0.53%	0.90%	0.91%	0.91%	0.92%
Net investment income	0.04%[4]	0.04%	0.94%	2.53%	2.67%	1.85%
Supplemental Data
Net assets, end of period (000)	$ 138,302	$ 152,771	$ 168,665	$ 190,316	$ 157,909	$ 156,442

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
4 Annualized.

See Notes to Financial Statements.

8 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Financial Highlights (continued)					BBIF Tax-Exempt Fund
			Class 3
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0008	0.0125	0.0289	0.0302	0.0222
Net realized gain (loss)	—	0.0000	0.0000	0.0001	0.0001	(0.0000)
Net increase from investment operations	0.0002	0.0008	0.0125	0.0290	0.0303	0.0222
Dividends from net investment income	(0.0002)	(0.0008)	(0.0125)	(0.0289)	(0.0302)	(0.0222)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.02%[2]	0.08%	1.26%	2.92%	3.05%	2.24%
Ratios to Average Net Assets[3]
Total expenses	0.86%[4]	0.86%	0.92%	0.92%	0.89%	0.89%
Total expenses after fees waived and reimbursed	0.41%[4]	0.48%	0.58%	0.57%	0.55%	0.56%
Net investment income	0.04%[4]	0.09%	1.24%	2.86%	3.03%	2.23%
Supplemental Data
Net assets, end of period (000)	$ 360,444	$ 405,215	$ 408,247	$ 479,041	$ 394,877	$ 408,672

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
4 Annualized.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Financial Highlights (concluded)					BBIF Tax-Exempt Fund
			Class 4
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0008	0.0125	0.0289	0.0302	0.0222
Net realized gain (loss)	—	0.0000	0.0000	0.0001	0.0001	(0.0000)
Net increase from investment operations	0.0002	0.0008	0.0125	0.0290	0.0303	0.0222
Dividends from net investment income	(0.0002)	(0.0008)	(0.0125)	(0.0289)	(0.0302)	(0.0222)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.02%[2]	0.08%	1.26%	2.92%	3.05	2.24%
Ratios to Average Net Assets[3]
Total expenses	0.86%[4]	0.86%	0.91%	0.92%	0.89%	0.89%
Total expenses after fees waived and reimbursed	0.41%[4]	0.48%	0.58%	0.57%	0.56%	0.56%
Net investment income	0.04%[4]	0.09%	1.22%	2.85%	3.05%	2.28%
Supplemental Data
Net assets, end of period (000)	$ 334,268	$ 297,960	$ 395,636	$ 393,396	$ 279,895	$ 156,657

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
4 Annualized.

See Notes to Financial Statements.

10 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Notes to Financial Statements (Unaudited) BBIF Tax-Exempt Fund

1. Significant Accounting Policies:

BBIF Tax-Exempt Fund (formerly WCMA Tax-Exempt Fund) (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the
“1940 Act”), as a no-load, diversified, open-end management invest-
ment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the
Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The percentage of the
Master LLC owned by the Fund at September 30, 2010 was 19%. The performance of the Fund is directly affected by the performance of the
Master LLC. The financial statements of the Master LLC, including the
Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The
Board of Trustees of the Fund and the Board of Directors of the Master
LLC are referred to throughout this report as the “Board of Directors” or the “Board”. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America ("US GAAP"), which may require management to make esti-
mates and assumptions that affect the reported amounts and disclo-
sures in the financial statements. Actual results could differ from those estimates. The Fund is divided into four classes, designated Class 1,
Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class
4 Share represents an interest in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the service and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting rights with respect to matters relating to such shareholder services and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the
Master LLC. Valuation of securities held by the Master LLC, including cat-
egorization of fair value measurements, is discussed in Note 1 of the
Master LLC’s Notes to Financial Statements, which are included else-
where in this report. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses. Income and realized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regu-
lated investment companies and to distribute substantially all of its tax-
able income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund's US federal tax returns remains open for each of the four years ended March 31, 2010. The statutes of limitations on the
Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax posi-
tions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrange-
ment with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Administration Agreement and Other Transactions with
Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.25% of the average daily value of the Fund's net assets. The Fund does not pay an investment advisory fee or investment management fee.

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Notes to Financial Statements (concluded) BBIF Tax-Exempt Fund

The Fund has entered into a Distribution Agreement and a Distribution and Shareholder Servicing Plan (the “Distribution Plan”) with BlackRock
Investments, LLC (”BRIL“), an affiliate of BlackRock. Pursuant to the
Distribution Plans and in accordance with Rule 12b-1 under the 1940
Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service	Distribution
	Fee	Fee
Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

The ongoing service and/or distribution fees compensate BRIL for pro-
viding shareholder servicing and/or distribution related services to shareholders. The Fund has entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of the
Fund’s direct fees and expenses to ensure that the net expenses for the
Fund’s Class 2 Shares are 0.35% higher than those of BIF Tax-Exempt
Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of BIF Tax-Exempt Fund. The fee/expense waiver includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimburse-
ment until August 1, 2011 unless approved by the Board, including a majority of the non-interested Directors. These amounts are included in service and distribution fees waived in the Statement of Operations.

In addition to the contractual arrangement described above, the
Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable each class of the Fund to maintain minimum daily levels of net investment income dividend. These amounts are included in fees waived by administrator, service and distri-
bution fees waived — class specific and transfer agent fees reimbursed
— class specific in the Statement of Operations. The Administrator and
BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund's Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and dis-
tributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months
	Ended	Year
	September 30,	Ended
	2010	March 31,
	(Unaudited)	2010
Class 1
Shares sold	207,521,587	626,468,528
Shares issued to shareholders in
reinvestment of dividends	—	8,713
Total issued	207,521,587	626,477,241
Shares redeemed	(217,088,000)	(629,309,954)
Net decrease	(9,566,413)	(2,832,713)
Class 2
Shares sold	617,772,160	1,408,739,010
Shares issued to shareholders in
reinvestment of dividends	30,080	62,215
Total issued.	617,802,240	1,408,801,225
Shares redeemed	(632,276,129)	(1,424,705,312)
Net decrease	(14,473,889)	(15,904,087)
Class 3
Shares sold	1,811,148,164	4,928,844,105
Shares issued to shareholders in
reinvestment of dividends	77,110	382,857
Total issued	1,811,225,274	4,929,226,962
Shares redeemed	(1,856,010,016)	(5,004,323,416)
Net decrease	(44,784,742)	(75,096,454)
Class 4
Shares sold	2,036,599,868	4,364,027,148
Shares issued to shareholders in
reinvestment of dividends	65,251	284,357
Total issued	2,036,665,119	4,364,311,505
Shares redeemed	(2,000,368,227)	(4,461,945,027)
Net increase (decrease)	36,296,892	(97,633,522)

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

12 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Portfolio Summary as of September 30, 2010 Master Tax-Exempt LLC

Portfolio Composition

Percent of
Net Assets
Variable Rate Demand Obligations	76%
Fixed Rate Notes	14
Tax-Exempt Commercial Paper	4
Put Bonds	4
Other Assets Less Liabilities	2
Total	100%

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 1.0%
Huntsville IDB, Refunding RB, VRDN, AMT (Federal
Home Loan Bank LOC), 0.43%, 10/07/10 (a)	$ 2,515	$ 2,515,000
Spanish Fort Redevelopment Authority, Macon Trust,
RB, VRDN Certificates, Bank of America, Series
2007-306 (Bank of America NA SBPA), 0.44%,
10/07/10 (a)(b)	15,450	15,450,000
University of Alabama, RB, ROCS, VRDN, Series
II-R-12295 (BHAC Insurance, Citibank NA SBPA),
0.31%, 10/07/10 (a)(b)(c)	28,710	28,710,000
		46,675,000
Alaska — 0.5%
City of Valdez Alaska, Refunding RB, VRDN, Phillips
Project, Series C, 0.42%, 10/07/10 (a)	24,400	24,400,000
Arizona — 1.5%
Arizona Health Facilities Authority, RB, FLOATS, VRDN,
Series 1782 (Morgan Stanley Municipal Funding
SBPA), 0.30%, 10/07/10 (a)(b)	13,495	13,495,000
Maricopa County IDA Arizona, Refunding RB, VRDN,
Villas Solanas Apartments, Series A, AMT (Fannie
Mae), 0.34%, 10/07/10 (a)	6,200	6,200,000
Maricopa County Public Finance Corp. Arizona, RB,
FLOATS, VRDN, Series 1863 (Wells Fargo Bank NA
SBPA), 0.29%, 10/07/10 (a)(b)	5,440	5,440,000
Salt River Pima-Maricopa Indian Community, RB,
VRDN (Bank of America NA LOC)(a):
0.32%, 10/07/10	31,195	31,195,000
0.34%, 10/07/10	15,000	15,000,000
		71,330,000
California — 7.1%
California Community College Financing Authority,
RB, TRAN, Series A, 2.00%, 6/30/11	6,955	7,014,430
California Municipal Finance Authority, RB, PUTTERS,
VRDN, Series 2410, AMT (JPMorgan Chase Bank
LOC), 0.45%, 10/07/10 (a)(b)	2,125	2,125,000
California Rural Home Mortgage Finance Authority
Homebuyers Fund, Refunding RB, VRDN, Draw Down,
Mandatory Put Bonds, AMT, 0.51%, 10/01/10 (a)	49,997	49,996,600
California School Cash Reserve Program Authority, RB:
Senior Series B, 2.00%, 6/01/11	12,100	12,188,131
Series D, 2.00%, 3/01/11	23,200	23,320,304
Series F, 2.00%, 6/01/11	10,200	10,291,380

	Par
Municipal Bonds	(000)	Value
California (concluded)
California Statewide Communities Development
Authority, RB, FLOATS, VRDN, Series 29G, AMT
(Goldman Sachs Special Situations Liquidity
Facility), 0.35%, 11/24/10 (a)(b)	$ 23,700	$ 23,700,000
City of Los Angeles California, GO, TRAN:
2.00%, 3/31/11	11,000	11,079,403
2.00%, 4/21/11	6,700	6,751,892
City of Sacramento California, GO, TRAN, 2.00%,
6/30/11	10,000	10,107,796
County of Los Angeles California, RB, ROCS, VRDN,
Series II-R-13101CE (Citibank NA Liquidity
Facility), 0.32%, 10/07/10 (a)(b)(c)	8,400	8,400,000
County of Riverside California, GO, TRAN:
Series A, 2.00%, 3/31/11	5,000	5,039,100
Series B, 2.00%, 6/30/11	35,000	35,377,475
Downey School Facilities Financing Authority,
Puttable Floating Option Tax-Exempt Receipts,
Refunding RB, FLOATS, VRDN, Series 4066
(Dexia Credit Local LOC, Dexia Credit Local SBPA),
0.49%, 10/07/10 (a)(b)	3,990	3,990,000
Golden State Tobacco Securitization Corp.
California, RB, FLOATS, VRDN, Series 2215
(Morgan Stanley Bank Liquidity Facility), 0.37%,
10/07/10 (a)(b)	22,500	22,500,000
Golden State Tobacco Securitization Corp.
California, Refunding RB, FLOATS, VRDN (a)(b):
Series 2040 (Morgan Stanley Municipal Funding
Guarantee Agreement and Liquidity Facility),
0.37%, 10/07/10	8,000	8,000,000
Series 2954 (Morgan Stanley Bank Liquidity
Facility), 0.37%, 10/07/10	1,344	1,344,500
Los Angeles Unified School District California, GO,
TRAN, Series A, 2.00%, 6/30/11	23,900	24,136,072
San Diego Unified School District California, GO,
TRAN, Series A, 2.00%, 6/30/11	40,000	40,424,978
San Mateo Union High School District California,
GO, ROCS, VRDN, Series II-R-11578PB (AGC
Insurance, PB Capital Corp. SBPA), 0.33%,
10/07/10 (a)(b)(c)	9,475	9,475,000
South Coast Local Education Agencies, RB, Pooled,
TRAN, Series A, 2.00%, 8/09/11	12,500	12,646,934
		327,908,995

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency	PSF-GTD	Permanent School Fund Guaranteed
AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds	PUTTERS	Puttable Tax-Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority	Q-SBLF	Qualified School Bond Loan Fund
BAN	Bond Anticipation Notes	IDB	Industrial Development Board	RAN	Revenue Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.	IDRB	Industrial Development Revenue Bonds	RB	Revenue Bonds
COP	Certificates of Participation	ISD	Independent School District	ROCS	Reset Option Certificates
DRIVERS	Derivative Inverse Tax-Exempt Receipts	LIFERS	Long Inverse Floating Exempt Receipts	S/F	Single-Family
EDA	Economic Development Authority	LOC	Letter of Credit	SAN	State Aid Notes
EDC	Economic Development Corp.	M/F	Multi-Family	SBPA	Stand-by Bond Purchase Agreement
FLOATS	Floating Rate Securities	MERLOTS	Municipal Exempt Receipts Liquidity	SPEARS	Short-Puttable Exempt Adjustable Receipts
GO	General Obligation Bonds		Optional Tenders	TAN	Tax Anticipation Notes
HDA	Housing Development Authority	MSTR	Municipal Securities Trust Receipts	TECP	Tax-Exempt Commercial Paper
				TRAN	Tax Revenue Anticipation Notes
See Notes to Financial Statements.				VRDN	Variable Rate Demand Notes

14 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Colorado — 2.1%
City & County of Denver Colorado, COP, Refunding,
VRDN, Series A3 (JPMorgan Chase Bank SBPA),
0.29%, 10/01/10 (a)	$ 5,850	$ 5,850,000
City of Colorado Springs Colorado, Refunding RB,
VRDN, Subordinate Lien, Series A (Dexia Credit
Local SBPA), 0.35%, 10/07/10 (a)	34,875	34,875,000
Colorado Educational & Cultural Facilities Authority,
RB, VRDN, Nature Conservatory, Series A-TE (Bank
of America NA SBPA), 0.34%, 10/07/10 (a)	8,200	8,200,000
Colorado Housing & Finance Authority, RB, VRDN,
Class I (a):
M/F, Series C-4 (Federal Home Loan Bank
SBPA), 0.31%, 10/07/10	4,520	4,520,000
Series B-2, AMT (Dexia Credit Local SBPA),
0.36%, 10/07/10	25,000	25,000,000
Colorado School of Mines, Refunding RB, VRDN,
Series A (Dexia Credit Local LOC), 0.32%,
10/07/10 (a)	7,900	7,900,000
County of Pitkin Colorado, Refunding RB, VRDN,
Aspen Skiing Co. Project, Series B, AMT (JPMorgan
Chase Bank LOC), 0.33%, 10/01/10 (a)	4,500	4,500,000
Fiddlers Business Improvement District Colorado,
GO, Refunding, VRDN (KeyBank NA LOC),
0.36%, 10/07/10 (a)	4,200	4,200,000
		95,045,000
Connecticut — 0.3%
Connecticut State Health & Educational Facility
Authority, Austin Trust, RB, VRDN Certificates, Bank
of America, Series 2008-352 (Bank of America NA
LOC, Bank of America NA SBPA), 0.37%,
10/07/10 (a)(b)	4,700	4,700,000
Connecticut State Health & Educational Facility
Authority, RB, VRDN, Hotchkiss School, Series A
(Northern Trust Co. SBPA), 0.27%, 10/07/10 (a)	4,000	4,000,000
Town of Easton Connecticut, GO, BAN, 1.00%, 7/08/11	3,500	3,515,547
		12,215,547
District of Columbia — 1.1%
District of Columbia, Deutsche Bank SPEARS/LIFERS
Trust, GO, SPEARS, VRDN, Series DB-463 (AGM
Insurance, Deutsche Bank AG SBPA), 0.31%,
10/07/10 (a)(b)	8,393	8,393,000
District of Columbia, GO, FLOATS, VRDN, Series 1920
(Wells Fargo Bank NA LOC, Wells Fargo Bank NA
SBPA), 0.29%, 10/07/10 (a)(b)	15,985	15,985,000
District of Columbia, RB, VRDN, American University
(Bank of America NA LOC), 0.32%, 10/07/10 (a)	7,400	7,400,000
Washington Convention Center Authority, Refunding
RB, FLOATS, VRDN (a)(b):
Series 1730 (BHAC Insurance, Morgan Stanley
Bank Liquidity Facility), 0.31%, 10/07/10	6,665	6,665,000
Series 1731 (BHAC Insurance, Morgan Stanley
Bank Liquidity Facility), 0.31%, 10/07/10	6,665	6,665,000
Series 1736 (BHAC Insurance), 0.31%, 10/07/10	7,830	7,830,000
		52,938,000
Florida — 5.3%
Brevard County Housing Finance Authority, RB, VRDN,
Timber Trace Apartments Project, AMT (Citibank NA
LOC), 0.33%, 10/07/10 (a)	10,000	10,000,000

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
County of St. John's Florida, Deutsche Bank
SPEARS/LIFERS Trust, RB, SPEARS, VRDN, Series
DB-486 (Deutsche Bank AG SBPA), 0.31%,
10/07/10 (a)(b)	$ 8,912	$ 8,912,000
County of St. John's Florida, RB, ROCS, VRDN,
Series II-R-755PB (PB Capital Corp. SBPA),
0.34%, 10/07/10 (a)(b)	18,145	18,145,000
Florida Housing Finance Corp., RB, VRDN, Savannah
Springs Apartments, Series N, AMT (Citibank NA
LOC), 0.36%, 10/07/10 (a)	6,800	6,800,000
Florida Hurricane Catastrophe Fund Finance Corp.,
RB, ROCS, VRDN, Series II-R-11549 (Citibank NA
SBPA), 0.31%, 10/07/10 (a)(b)	4,905	4,905,000
Florida State Board of Education, GO, ROCS, VRDN,
Series II-R-12288 (Citibank NA SBPA), 0.30%,
10/07/10 (a)(b)(c)	8,000	8,000,000
Fort Pierce Redevelopment Agency, Eclipse Funding
Trust, Tax Allocation Bonds, VRDN, Series
2006-0130, Solar Eclipse (US Bank NA LOC),
0.29%, 10/07/10 (a)(b)	3,905	3,905,000
Hillsborough County Housing Finance Authority,
HRB, VRDN, Brandon, Series A, AMT (Fannie Mae),
0.33%, 10/07/10 (a)	5,630	5,630,000
Jacksonville Economic Development Commission,
RB, VRDN, Lee & Cates Glass Inc. Project, AMT
(Wells Fargo Bank NA LOC), 0.47%, 10/07/10 (a)	7,600	7,600,000
Jacksonville Electric Authority Florida, Refunding
RB, VRDN (a):
Series 3-B-2 (Bank of America NA SBPA),
0.28%, 10/07/10	6,085	6,085,000
Series 3-B-3 (Bank of America NA SBPA),
0.28%, 10/07/10	8,455	8,455,000
Sub-Series A-2 (JPMorgan Chase & Co. SBPA),
0.30%, 10/07/10	6,845	6,845,000
Jacksonville Electric Authority Florida, TECP :
0.33%, 10/20/10	50,215	50,215,000
0.33%, 10/20/10	8,785	8,785,000
Jacksonville Port Authority, RB, VRDN, Mitsui OSK
Lines Ltd., AMT (Sumitomo Mitsui Banking LOC),
0.31%, 10/07/10 (a)	415	415,000
Manatee County Housing Finance Authority, HRB,
VRDN, Village at Cortez Apartments, Series A, AMT
(Fannie Mae), 0.33%, 10/07/10 (a)	11,500	11,500,000
Orlando & Orange County Expressway Authority, RB,
VRDN, Eagle Tax-Exempt Trust, Series 2007-0145,
Class A (BHAC Insurance, Citibank NA SBPA),
0.31%, 10/07/10 (a)(b)	11,300	11,300,000
Orlando & Orange County Expressway Authority,
Refunding RB, VRDN, Series C-4 (AGM Insurance,
Dexia Credit Local SBPA), 0.30%, 10/07/10 (a)	24,000	24,000,000
Orlando Utilities Commission, RB, ROCS, VRDN,
Series II-R-11818PB (PB Capital Corp. SBPA),
0.34%, 10/07/10 (a)(b)(c)	26,120	26,120,000
Palm Beach County Educational Facilities Authority,
Refunding RB, VRDN, Educational Facilities, Atlantic
University Inc. (Bank of America NA LOC),
0.32%, 10/07/10 (a)	9,510	9,510,000
University of South Florida Research Foundation Inc.,
RB, VRDN, University Technology Center Research
(Bank of America NA LOC), 0.50%, 10/07/10 (a)	7,500	7,500,000
		244,627,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Georgia — 1.6%
Fulton County Development Authority, Refunding RB,
VRDN, Siemens Energy Inc. Project, 0.40%,
10/07/10 (a)	$ 7,200	$ 7,200,000
Main Street Natural Gas Inc., RB, VRDN, Series A
(Royal Bank of Canada SBPA), 0.31%,
10/07/10 (a)	20,700	20,700,000
Monroe County Development Authority, Refunding
RB, Georgia Power Co. Plant Scherer Project,
Mandatory Put Bonds, 0.80%, 1/07/11 (d)	6,000	6,000,000
Municipal Electric Authority of Georgia, Refunding
RB, VRDN, Project No. 1, Sub-Series B (Dexia
Credit Local LOC), 0.35%, 10/07/10 (a)	10,000	10,000,000
State of Georgia, GO, ROCS, VRDN, Series
II-R-11536PB (PB Capital Corp. SBPA),
0.33%, 10/07/10 (a)(b)	26,065	26,065,000
Whitfield County Development Authority, RB, VRDN,
Aladdin Manufacturing Corp. Project, AMT
(Wachovia Bank NA LOC), 0.49%, 10/07/10 (a)	3,100	3,100,000
		73,065,000
Idaho — 0.3%
State of Idaho, GO, TAN, 2.00%, 6/30/11	15,350	15,531,782
Illinois — 8.3%
BB&T Municipal Trust, RB, FLOATS, VRDN, Series
5001 (Rabobank International LOC), 0.44%,
10/07/10 (a)(b)(c)	13,411	13,410,509
Chicago Transit Authority, COP, ROCS, VRDN, Series
II-R-11786 (AGC Insurance, Citibank NA SBPA),
0.40%, 10/07/10 (a)(b)(c)	8,210	8,210,000
City of Chicago Illinois, RB, VRDN, AMT (a):
ROCS, Series II-R-239 (AGM Insurance, Citibank
NA SBPA), 0.37%, 10/07/10 (b)	3,700	3,700,000
Second Lien, Series B (Societe Generale LOC),
0.34%, 10/07/10	17,549	17,549,000
City of Chicago Illinois, Deutsche Bank SPEARS/
LIFERS Trust, SPEARS, RB, VRDN (a)(b):
Series DB-502 (AGM Insurance, Deutsche
Bank AG SBPA), 0.31%, 10/07/10	41,055	41,055,000
Series DBE-534, 0.31%, 10/07/10	2,235	2,235,000
Illinois Finance Authority, RB, VRDN (a):
Revolving Fund Pooled, Series D (Bank One
Illinois NA LOC), 0.27%, 10/07/10	16,050	16,050,000
University of Chicago Medical Center, Series D-1
(Bank of America NA LOC), 0.26%, 10/01/10	7,700	7,700,000
Illinois Finance Authority, Refunding RB, VRDN, Eagle
Tax-Exempt Trust, Series 2006-0118, Class A
(Citibank NA SBPA), 0.30%, 10/07/10 (a)(b)	3,150	3,150,000
Illinois State Toll Highway Authority, RB, VRDN, Senior
Priority, Series A-1 (Dexia Credit Local SBPA),
0.31%, 10/07/10 (a)	45,700	45,700,000
Illinois State Toll Highway Authority, Refunding RB,
VRDN (a):
Senior Priority, Series A-2 (AGM Insurance, Dexia
Credit Local SBPA), 0.31%, 10/07/10	1,430	1,430,000
Series B (AGM Insurance, Landesbank Hessen-
Thuringen SBPA), 0.30%, 10/07/10	12,235	12,235,000
State of Illinois, GO, VRDN, Series B (Depfa Bank
Plc SBPA), 2.75%, 10/07/10 (a)	198,800	198,800,000
University of Illinois, Refunding RB, VRDN, Eagle
Tax-Exempt Trust, Series 2006-0124, Class A
(Citibank NA SBPA), 0.31%, 10/07/10 (a)(b)	10,000	10,000,000
		381,224,509

	Par
Municipal Bonds	(000)	Value
Indiana — 3.3%
City of Michigan City Indiana, RB, VRDN, Palatek
Project, AMT (Comerica Bank LOC), 0.45%,
10/07/10 (a)	$ 4,700	$ 4,700,000
City of Portage Indiana, RB, VRDN, Breckenridge
Apartments Project, AMT (LaSalle National Bank
LOC), 0.36%, 10/07/10 (a)	4,650	4,650,000
Hartford City Indiana, RB, VRDN, Petoskey Plastics
Inc., AMT (Comerica Bank LOC), 0.45%,
10/07/10 (a)	5,200	5,200,000
Indiana Development Finance Authority, RB, VRDN (a):
Educational Facilities, Industrial Museum of Art
(Bank One NA LOC), 0.27%, 10/07/10	43,000	43,000,000
PSI Energy Inc. Projects, Series A, AMT, 0.55%,
10/07/10	17,550	17,550,000
Indiana Finance Authority, RB, VRDN, Lease
Appropriation, Series A-1 (JPMorgan Chase Bank
SBPA), 0.30%, 10/01/10 (a)	40,000	40,000,000
Indiana Finance Authority, Refunding RB:
Ascension Health, Series E6, Mandatory Put
Bonds, 0.39%, 3/15/11 (d)	6,000	6,000,000
VRDN, Duke Energy Indiana Project, Series A-1,
AMT (Bank of America NA LOC), 0.33%,
10/07/10 (a)	6,000	6,000,000
Indianapolis Local Public Improvement Bond Bank,
Refunding RB, ROCS, VRDN, Series II-R-11779
(AGC Insurance, Citibank NA SBPA), 0.32%,
10/07/10 (a)(b)(c)	24,825	24,825,000
		151,925,000
Iowa — 0.5%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi's Pizza
Project, AMT (Manufacturers & Traders LOC),
0.45%, 10/07/10 (a)	3,295	3,295,000
Iowa Higher Education Loan Authority, Refunding RB,
VRDN, Private College Facility, Loras College Project
(Lasalle Bank NA LOC), 0.27%, 10/01/10 (a)	11,960	11,960,000
State of Iowa, Barclays Capital Municipal Trust
Receipts, RB, FLOATS, VRDN, Series 13B-C (Barclays
Bank Plc SBPA), 0.31%, 10/07/10 (a)(b)(c)	6,200	6,200,000
		21,455,000
Kansas — 0.3%
Counties of Sedgwick & Shawnee Kansas, JP Morgan
Chase PUTTERS/DRIVERS Trust, Refunding RB,
PUTTERS, VRDN, Series 3206, AMT (Ginnie Mae
Insurance, JPMorgan Chase & Co. SBPA), 0.40%,
10/07/10 (a)(b)(c)	5,680	5,680,000
Counties of Sedgwick & Shawnee Kansas, RB, FLOATS,
VRDN, Series 2480, AMT (Ginnie Mae Insurance,
Morgan Stanley Bank Liquidity Facility), 0.34%,
10/07/10 (a)(b)	7,285	7,285,000
		12,965,000
Kentucky — 0.5%
Campbell & Kenton Counties Sanitation District No. 1
Kentucky, RB, MSTR, VRDN, Series SGA 130 (AGM
Insurance, Societe Generale SBPA), 0.33%,
10/07/10 (a)(b)	11,000	11,000,000
County of Boyd Kentucky, RB, VRDN, Air Products &
Chemicals Project, AMT, 0.53%, 10/07/10 (a)	3,775	3,775,000
Reset Optional Certificates Trust II-R, Refunding RB,
ROCS, VRDN, Series II-R-662C (Citibank NA LOC,
Citibank NA SBPA), 0.40%, 10/07/10 (a)(b)	9,125	9,125,000
		23,900,000

See Notes to Financial Statements.

16 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Louisiana — 1.0%
Louisiana Local Government Environmental Facilities
& Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.44%, 10/07/10	$ 4,000	$ 4,000,000
Go To The Show, Series A (Federal Home Loan
Bank LOC), 0.28%, 10/07/10	5,305	5,305,000
Honeywell International Inc. Project, AMT,
0.50%, 10/07/10	6,000	6,000,000
Louisiana Local Government Environmental Facilities
& Community Development Authority, Refunding
RB, VRDN, BASF Corp. Project, Series B, 0.41%,
10/07/10 (a)	7,500	7,500,000
Louisiana Public Facilities Authority, RB, VRDN, Air
Products & Chemicals Project, AMT, 0.50%,
10/07/10 (a)	2,850	2,850,000
Louisiana State Municipal Natural Gas Purchasing
& District Authority, RB, PUTTERS, VRDN, Series
1411Q (JPMorgan Chase & Co. LOC), 0.32%,
10/07/10 (a)(b)	9,616	9,616,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp.
Project, AMT, 0.44%, 10/07/10 (a)	10,100	10,100,000
		45,371,000
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority,
Eclipse Funding Trust, RB, VRDN, Series 2007-0104,
Solar Eclipse (US Bank NA LOC), 0.29%,
10/07/10 (a)(b)	3,175	3,175,000
Maine State Housing Authority, RB, VRDN, Series H
(KBC Bank NV SBPA), 0.30%, 10/01/10 (a)	1,185	1,185,000
		4,360,000
Maryland — 0.9%
County of Baltimore Maryland, RB, VRDN, Paths at
Loveton (Manufacturers & Traders LOC), 0.35%,
10/07/10 (a)	4,270	4,270,000
Maryland Community Development Administration,
Clipper Tax-Exempt Certificate Trust, RB, VRDN,
Series 2009-47, AMT (State Street Bank & Trust
Co. SBPA), 0.45%, 10/07/10 (a)(b)(c)	2,535	2,535,000
Maryland Community Development Administration,
Refunding RB, FLOATS, VRDN, Series 2997, AMT
(Morgan Stanley Bank Liquidity Facility), 0.34%,
10/07/10 (a)(b)(c)	8,475	8,475,000
Maryland EDC, RB, VRDN (a):
Bakery de France Facility, AMT (Manufacturers
& Traders LOC), 0.60%, 10/07/10	9,765	9,765,000
Garrett Community College Facility
(Manufacturers & Traders LOC), 0.30%, 10/07/10	6,905	6,905,000
Linemark Printing Project, AMT (Manufacturers
& Traders LOC), 0.50%, 10/07/10	3,630	3,630,000
Pharmaceutics International Inc., Series A, AMT
(AllFirst Bank LOC), 0.45%, 10/07/10	4,180	4,180,000
		39,760,000
Massachusetts — 3.4%
Commonwealth of Massachusetts, Refunding RB,
FLOATS, VRDN (Dexia Credit Local LOC, Dexia Credit
Local SBPA) (a)(b):
Series PT-3058, 0.50%, 10/07/10	27,200	27,200,000
Series PT-3511, 0.50%, 10/07/10	10,510	10,510,000

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Massachusetts Bay Transportation Authority,
Refunding RB, VRDN, Senior Series A,
0.39%, 4/28/11 (a)	$ 3,500	$ 3,500,000
Massachusetts Development Finance Agency,
Macon Trust, RB, VRDN Certificates, Bank of
America, Series 2007-344 (Bank of America NA
LOC), 0.44%, 10/07/10 (a)(b)	55,758	55,758,000
Massachusetts Health & Educational Facilities
Authority, RB, VRDN (a)(b):
Macon Trust, Certificates, Bank of America,
Series 2007-310 (Bank of America NA LOC),
0.37%, 10/07/10	7,510	7,510,000
ROCS, Series II-R-11577PB (PB Capital Corp.
SBPA), 0.33%, 10/07/10	31,670	31,670,000
Massachusetts State Turnpike Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN, Series
2009-74 (State Street Bank & Trust Co. SBPA),
0.30%, 10/07/10 (a)(b)	13,160	13,160,000
Massachusetts Water Resources Authority, Refunding
RB, VRDN, Eagle Tax-Exempt Trust, Series
2006-0054, Class A (Citibank NA SBPA),
0.30%, 10/07/10 (a)(b)	7,495	7,495,000
		156,803,000
Michigan — 3.6%
City of Detroit Michigan, RB, ROCS, VRDN, Series
II-R-719PB (AGC Insurance, PB Capital Corp.
SBPA), 0.34%, 10/07/10 (a)(b)	12,410	12,410,000
Detroit City School District, GO, FLOATS, VRDN, Series
DC8032 (AGM Insurance, Dexia Credit Local LOC),
0.43%, 10/01/10 (a)(b)	10,000	10,000,000
Holt Public Schools Michigan, GO, Refunding, VRDN
(Q-SBLF Insurance, Landesbank Hessen-Thuringen
SBPA), 0.32%, 10/07/10 (a)	6,965	6,965,000
Michigan Finance Authority, RB, SAN:
Series D-1, 2.00%, 8/19/11	4,230	4,274,555
Series D-2 (JPMorgan Chase Bank LOC),
2.00%, 8/22/11	11,400	11,562,428
Michigan Higher Education Student Loan Authority,
RBC Municipal Products Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT (Royal Bank of
Canada LOC), 0.35%, 10/07/10 (a)(b)	32,045	32,045,000
Michigan State HDA, Refunding RB, VRDN, Series A,
AMT (JPMorgan Chase & Co. SBPA), 0.31%,
10/01/10 (a)	35,000	35,000,000
Michigan State Hospital Finance Authority, RB,
VRDN, Ascension Health Senior Credit, 0.39%
due 4/28/11 (a)	7,700	7,700,000
Reset Optional Certificates Trust II-R, Refunding
RB, ROCS, VRDN, Series II-R-665PB (BHAC
Insurance, PB Capital Corp. SBPA), 0.34%,
10/07/10 (a)(b)	20,630	20,630,000
Wayne County Airport Authority, Refunding RB,
VRDN, Detroit Metropolitan, Series C1, AMT
(Wachovia Bank NA LOC), 0.33%, 10/07/10 (a)	23,990	23,990,000
		164,576,983

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Minnesota — 0.8%
Minneapolis & St. Paul Housing & Redevelopment
Authority, Refunding RB, VRDN, Allina Health
System, Series B-2 (JPMorgan Chase Bank LOC),
0.30%, 10/01/10 (a)	$ 5,600	$ 5,600,000
Minnesota School District Capital Equipment
Borrowing Program, COP, Aid Anticipation
Certificates Indebtedness, Series B,
2.00%, 9/01/11	20,450	20,759,486
State of Minnesota, GO, ROCS, VRDN, Series
II-R-11538PB (PB Capital Corp. SBPA),
0.33%, 10/07/10 (a)(b)	10,435	10,435,000
		36,794,486
Mississippi — 0.2%
Mississippi Business Finance Corp., RB, VRDN,
Series A, Renaissance (Federal Home Loan Bank
LOC), 0.29%, 10/07/10 (a)	7,200	7,200,000
Missouri — 1.8%
City of North Kansas City Missouri, Refunding RB,
VRDN, North Kansas City Hospital (Bank of
America NA LOC), 0.31%, 10/01/10 (a)	9,645	9,645,000
Kansas City IDA Missouri, RB, VRDN, Kansas City
Downtown Redevelopment, Series B (JPMorgan
Chase Bank LOC), 0.27%, 10/07/10 (a)	11,690	11,690,000
Missouri Joint Municipal Electric Utility Commission,
RB, ROCS, VRDN, Series II-R-620PB (BHAC
Insurance, PB Capital Corp. SBPA), 0.34%,
10/07/10 (a)(b)	12,340	12,340,000
Missouri State Health & Educational Facilities
Authority, RB, VRDN, BJC Health System, Series B
(US Bank NA SBPA), 0.30%, 10/01/10 (a)	40,000	40,000,000
Missouri State Health & Educational Facilities
Authority, Refunding RB, Ascension Health Senior
Credit, Series C-1, 0.48%, 5/04/11 (d)	4,245	4,245,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT,
0.44%, 10/07/10 (a)	6,000	6,000,000
		83,920,000
Nebraska — 0.9%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series
2900 (Morgan Stanley Bank Liquidity Facility),
0.32%, 10/07/10 (a)(b)	16,000	16,000,000
Public Power Generation Agency, RB, ROCS, VRDN,
Series II-R-11019PB (BHAC Insurance, PB
Capital Corp. SBPA), 0.34%, 10/07/10 (a)(b)	26,015	26,015,000
		42,015,000
Nevada — 0.6%
County of Clark Nevada, RB:
System, Junior Subordinate Lien Notes,
Series E-1, 2.50%, 6/01/11	7,335	7,425,987
VRDN, ROCS, Series II-R-11825 (AGC Insurance,
Citibank NA SBPA), 0.32%, 10/07/10 (a)(b)(c)	2,500	2,500,000
VRDN, ROCS, Series II-R-11827 (Citibank NA
SBPA), 0.38%, 10/07/10 (a)(b)(c)	5,000	5,000,000
Truckee Meadows Water Authority, Refunding RB,
FLOATS, VRDN, Series 51TP (AGM Insurance, Wells
Fargo Bank NA SBPA), 0.31%, 10/07/10 (a)(b)	11,790	11,790,000
		26,715,987

	Par
Municipal Bonds	(000)	Value
New Hampshire — 0.7%
New Hampshire Health & Education Facilities
Authority, RB, VRDN (a)(b):
Eclipse Funding Trust, Series 2007-0018, Solar
Eclipse (US Bank NA LOC), 0.29%, 10/07/10	$ 10,385	$ 10,385,000
ROCS, Series II-R-783PB (BHAC Insurance, PB
Capital Corp. SBPA), 0.34%, 10/07/10	20,125	20,125,000
		30,510,000
New Jersey — 6.3%
Borough of Butler New Jersey, GO, BAN,
1.25%, 8/26/11	7,011	7,052,875
Borough of Hopatcong New Jersey, GO, BAN,
1.25%, 8/05/11	10,576	10,616,827
Borough of Palisades Park New Jersey, GO, BAN,
1.25%, 4/21/11	1,600	1,604,238
Borough of Upper Saddle River New Jersey, GO,
Refunding, BAN, 1.25%, 2/25/11	6,091	6,110,976
New Jersey EDA, RB, VRDN, Facilities Construction,
Sub-Series R-3 (Bank of Nova Scotia LOC, Lloyds
TSB Bank Plc LOC), 0.23%, 10/01/10 (a)	18,800	18,800,000
New Jersey EDA, Refunding RB, FLOATS, VRDN (Dexia
Credit Local LOC, Dexia Credit Local SBPA) (a)(b):
Series PT-2805, 0.49%, 10/07/10	18,600	18,600,000
Series PT-3824, 0.49%, 10/07/10	13,920	13,920,000
New Jersey EDA, TECP (Dexia Credit Local SBPA),
0.33%, 10/04/10	24,500	24,500,000
New Jersey State Housing & Mortgage Finance
Agency, Refunding RB, VRDN, S/F Housing,
Series O, AMT (Dexia Credit Local SBPA),
0.41%, 10/07/10 (a)	20,000	20,000,000
New Jersey State Turnpike Authority, RB, VRDN,
Series C-2 (AGM Insurance, Dexia Credit Local
SBPA), 0.35%, 10/07/10 (a)	7,600	7,600,000
New Jersey State Turnpike Authority, Refunding RB,
FLOATS, VRDN, Series PT-2493 (Dexia Credit
Local LOC, Dexia Credit Local SBPA),
0.49%, 10/07/10 (a)(b)	13,920	13,920,000
New Jersey Transportation Trust Fund Authority,
Deutsche Bank SPEARS/LIFERS Trust, RB, SPEARS,
VRDN, Series DB-447 (AGM), 0.31%,
10/07/10 (a)(b)	4,010	4,010,000
State of New Jersey, JP Morgan Chase PUTTERS/
DRIVERS Trust, RB, PUTTERS, VRDN (JPMorgan
Chase & Co. Liquidity Facility) (a)(b)(c):
Series 3808, 0.30%, 10/01/10	20,000	20,000,000
Series 3811, 0.30%, 6/23/11	50,000	50,000,000
Tobacco Settlement Financing Corp. New Jersey,
Refunding RB, FLOATS, VRDN, Series 2959
(Morgan Stanley Bank Liquidity Facility),
0.37%, 10/07/10 (a)(b)(c)	11,150	11,150,000
Township of Jackson New Jersey, GO, TAN,
1.50%, 2/17/11	9,500	9,527,363
Township of Livingston New Jersey, GO, BAN,
1.25%, 2/11/11	9,400	9,424,894
Township of Montclair New Jersey, GO, Refunding,
1.50%, 3/10/11	10,800	10,849,744
Township of Readington New Jersey, GO, BAN,
1.00%, 2/03/11	23,100	23,145,214
Village of Ridgewood New Jersey, GO, BAN,
1.50%, 6/24/11	11,191	11,268,279
		292,100,410

See Notes to Financial Statements.

18 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Mexico — 0.2%
City of Rio Rancho New Mexico, Eclipse Funding
Trust, RB, VRDN, Series 2007-0019, Solar Eclipse
(US Bank NA LOC), 0.29%, 10/07/10 (a)(b)	$ 10,000	$ 10,000,000
New York — 7.4%
City of New Rochelle New York, GO, Refunding,
BAN, 1.50%, 3/11/11	3,339	3,353,728
City of New York New York, GO, VRDN (a):
Sub-Series L-4 (US Bank NA LOC),
0.26%, 10/01/10	3,995	3,995,000
Sub-Series L-6 (Wells Fargo Bank NA SBPA),
0.23%, 10/01/10	300	300,000
Metropolitan Transportation Authority, RB, RAN,
2.00%, 12/31/10	20,000	20,081,027
Metropolitan Transportation Authority, Refunding RB,
VRDN (AGM Insurance, Dexia Credit Local SBPA) (a):
Series A, 0.33%, 10/07/10	30,000	30,000,000
Series B, 0.37%, 10/07/10	15,000	15,000,000
New York City Housing Development Corp., RB, VRDN (a):
Beekman Tower, Series A (RBS Citizens NA LOC),
0.39%, 10/07/10	24,300	24,300,000
Elliott Chelsea Development, Series A (Citibank
NA LOC), 0.30%, 10/07/10	3,000	3,000,000
Series H-2-B, AMT (Bank of America NA SBPA),
0.31%, 10/01/10	3,300	3,300,000
Series J-1, Mandatory Put Bonds, 0.48%, 9/15/11	9,450	9,450,000
New York City Housing Development Corp., Refunding
RB, VRDN (a):
M/F, The Crest, Series A (Landesbank Hessen-
Thuringen LOC), 0.31%, 10/07/10	6,700	6,700,000
Series I-2, Mandatory Put Bonds, AMT, 0.53%,
5/13/11	6,950	6,950,000
New York City Industrial Development Agency,
Refunding RB, VRDN, Touro College Project (JP
Morgan Chase Bank LOC), 0.25%, 10/07/10 (a)	3,800	3,800,000
New York City Municipal Water Finance Authority,
Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series
2009-0047, Class A (Citibank NA SBPA), 0.30%,
10/07/10 (a)(b)(c)	7,500	7,500,000
New York City Transitional Finance Authority, RB, VRDN (a):
Future Tax Secured, Sub-Series C3 (Dexia Credit
Local SBPA), 0.34%, 10/07/10	13,545	13,545,000
New York City Recovery, Series 3, Sub-Series 3E
(Landesbank Baden-Wurttemberg SBPA),
0.31%, 10/01/10	3,100	3,100,000
Sub-Series 2B (Dexia Credit Local SBPA),
0.34%, 10/07/10	12,315	12,315,000
New York Liberty Development Corp., RB, VRDN,
World Trade Center Project, Series A, Mandatory
Put Bonds, 0.50%, 1/18/11 (a)	78,000	78,000,000
New York Mortgage Agency, RB, VRDN, Homeowner
Mortgage, Series 125, AMT (Dexia Credit Local
SBPA), 0.40%, 10/07/10 (a)	3,000	3,000,000
New York State HFA, RB, VRDN, Series A (JPMorgan
Chase Bank LOC), 0.25%, 10/07/10 (a)	7,600	7,600,000
Port Authority of New York & New Jersey, JP Morgan
Chase PUTTERS/DRIVERS Trust, RB, PUTTERS,
VRDN, Series 3192, AMT (JPMorgan Chase & Co.
SBPA), 0.39%, 10/07/10 (a)(b)(c)	25,325	25,325,000

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Port Authority of New York & New Jersey, Refunding
RB, VRDN, Versatile Structure Obligation, Series 4,
AMT (Landesbank Hessen-Thuringen SBPA),
0.28%, 10/01/10 (a)	$ 200	$ 200,000
Ramapo Housing Authority New York, RB, VRDN,
Fountainview College Road (Manufacturers &
Traders LOC), 0.40%, 10/07/10 (a)	13,720	13,720,000
Triborough Bridge & Tunnel Authority, Refunding RB,
VRDN, General, Sub-Series B-2 (Dexia Credit
Local SBPA), 0.30%, 10/07/10 (a)	46,100	46,100,000
		340,634,755
North Carolina — 3.8%
Charlotte Housing Authority North Carolina, RB, VRDN
(Wachovia Bank NA LOC) (a):
Oak Park Project, 0.31%, 10/07/10	7,500	7,500,000
Stonehaven East Project, 0.31%, 10/07/10	5,950	5,950,000
City of Charlotte North Carolina, Refunding RB, VRDN,
Charlotte Douglas, Series D (Bank of America NA
LOC), 0.28%, 10/07/10 (a)	1,260	1,260,000
City of Raleigh North Carolina, COP, VRDN, Downtown,
Series B (RBC Bank USA SBPA), 0.31%, 10/07/10 (a)	7,900	7,900,000
City of Raleigh North Carolina, Refunding RB, VRDN,
0.40%, 4/28/11 (a)	3,375	3,375,000
County of Mecklenburg North Carolina, GO, VRDN,
Series B (Landesbank Hessen-Thuringen SBPA),
0.28%, 10/07/10 (a)	600	600,000
County of Pender North Carolina, GO, BAN, Water,
1.25%, 7/06/11 (e)	8,200	8,242,476
County of Wake North Carolina, GO, VRDN (a):
Public Improvement, Series B (Lloyds TSB Bank
Plc SBPA), 0.28%, 10/07/10	1,000	1,000,000
Series A (RBC Bank USA SBPA), 0.34%, 10/07/10	45,350	45,350,000
Martin County Industrial Facilities & Pollution
Control Financing Authority North Carolina, IDRB,
VRDN, Penco Products Project, AMT (KeyBank NA
LOC), 0.58%, 10/07/10 (a)	9,000	9,000,000
Mecklenburg County North Carolina, COP, VRDN
(Branch Banking & Trust SBPA), 0.30%, 10/07/10 (a)	2,500	2,500,000
Mecklenburg County North Carolina, GO, Refunding,
7 Month Windows, Series D, 0.40%, 4/28/11 (d)	5,900	5,900,000
North Carolina, BB&T Municipal Trust, RB, FLOATS,
VRDN (Branch Banking & Trust LOC)(a)(b):
Series 1008, 0.33%, 10/07/10	400	400,000
Series 1009, 0.36%, 10/07/10	1,890	1,890,000
Series 1011, 0.36%, 10/07/10	1,180	1,180,000
North Carolina Capital Facilities Finance Agency,
RB, VRDN, Aquarium Society Project (Bank of
America NA LOC), 0.32%, 10/07/10 (a)	21,435	21,435,000
North Carolina HFA, RB, VRDN, AMT (a)(b)(c):
MERLOTS, Series B12 (Wells Fargo Bank NA
SBPA), 0.34%, 10/07/10	6,120	6,120,000
ROCS, Series II-R-175 (Citibank NA SBPA),
0.36%, 10/07/10	1,800	1,800,000
North Carolina Medical Care Commission, RB,
VRDN, Moses Cone Health System, Series A (Bank
of America NA SBPA), 0.30%, 10/07/10 (a)	6,625	6,625,000
North Carolina State Education Assistance Authority,
Refunding RB, VRDN, Student Loan, Series A-2, AMT
(Royal Bank of Canada LOC), 0.33%, 10/07/10 (a)	19,900	19,900,000
Reset Optional Certificates Trust II-R, RB, ROCS, VRDN,
Series II-R-645 (Citibank NA SBPA), 0.30%,
10/07/10 (a)	6,400	6,400,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
Town of Ahoskie North Carolina, GO, BAN,
Wastewater, 1.00%, 11/17/10	$ 2,550	$ 2,551,673
University of North Carolina at Chapel Hill,
Refunding RB, VRDN, Series B (Landesbank
Hessen-Thuringen SBPA), 0.27%, 10/01/10 (a)	9,340	9,340,000
		176,219,149
Ohio — 0.7%
City of Avon Ohio, GO, BAN, 1.25%, 7/21/11	3,000	3,016,094
City of Delaware Ohio, GO, BAN, Various Purpose,
1.25%, 4/27/11	3,900	3,914,645
City of Marysville Ohio, GO, Wastewater Treatment,
1.25%, 6/01/11	6,250	6,270,696
City of Shaker Heights Ohio, GO, BAN, Various
Purpose Improvement, 1.50%, 5/06/11	2,625	2,638,232
City of Willoughby Ohio, GO, BAN, Various Purpose
Improvement, 1.00%, 10/08/10	6,950	6,950,696
County of Cuyahoga Ohio, RB, VRDN, Cleveland Clinic,
Sub-Series B3 (Bank of America NA SBPA),
0.29%, 10/01/10 (a)	6,200	6,200,000
County of Licking Ohio, GO, BAN, Various Purpose,
1.25%, 6/16/11	2,800	2,810,838
County of Wood Ohio, RB, VRDN, GHT Property
Management LLC Project, AMT (KeyBank NA LOC),
0.56%, 10/07/10 (a)	985	985,000
		32,786,201
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB,
Conoco Project, Series B, AMT, 0.34%, 10/07/10 (a)	2,500	2,500,000
Pennsylvania — 2.2%
Allegheny County Airport Authority Pennsylvania,
Puttable Floating Option Tax-Exempt Receipts,
Refunding RB, FLOATS, VRDN, Series 3965, AMT
(Dexia Credit Local LOC, Dexia Credit Local SBPA),
0.57%, 10/07/10 (a)(b)	3,990	3,990,000
Allegheny County Hospital Development Authority,
RBC Municipal Products Inc. Trust, RB, FLOATS,
VRDN, Series E-16 (Royal Bank of Canada LOC),
0.30%, 10/07/10 (a)(b)(c)	12,800	12,800,000
Butler County IDA Pennsylvania, Refunding RB,
VRDN, Concordia Lutheran, Series A (Bank of
America NA LOC), 0.30%, 10/07/10 (a)	195	195,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series 2009-58 (State
Street Bank & Trust Co. SBPA), 0.33%,
10/07/10 (a)(b)(c)	12,500	12,500,000
County of Lehigh Pennsylvania, Refunding RB,
VRDN, Lehigh Valley Health Network, Series B
(AGC Insurance, Wells Fargo Bank NA SBPA),
0.28%, 10/01/10 (a)	40,000	40,000,000
Pennsylvania HFA, Refunding RB, VRDN, Series 99C,
AMT (Dexia Credit Local SBPA), 0.33%, 10/07/10 (a)	5,100	5,100,000
Southcentral General Authority Pennsylvania,
Refunding RB, VRDN, Wellspan Health Obligor
Group, Series C (M&T Bank LOC), 0.30%,
10/07/10 (a)	5,800	5,800,000
Venango IDA (Dexia Credit Local SBPA), TECP:
0.47%, 10/04/10	538	538,000
0.47%, 10/05/10	12,048	12,048,000
0.47%, 10/06/10	4,460	4,460,000
0.47%, 10/07/10	2,756	2,756,000
		100,187,000

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 1.8%
Commonwealth of Puerto Rico, Austin Trust,
Refunding RB, VRDN Certificates, Bank of America,
Series 2008-355 (Bank of America NA LOC,
Bank of America NA SBPA), 0.43%,
10/07/10 (a)(b)	$ 3,100	$ 3,100,000
Puerto Rico Electric Power Authority, Puttable
Floating Option Tax-Exempt Receipts, Refunding
RB, FLOATS, VRDN, Series 4147 (AGM Insurance,
Dexia Credit Local LOC, Dexia Credit Local SBPA),
0.49%, 10/07/10 (a)(b)	33,330	33,330,000
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3189
(Dexia Credit Local LOC, Dexia Credit Local SBPA),
0.49%, 10/07/10 (a)(b)	44,980	44,980,000
		81,410,000
Rhode Island — 1.4%
Narragansett Bay Commission, RB, ROCS, VRDN,
Series II-R-780PB (BHAC Insurance, PB Capital
Corp. SBPA), 0.34%, 10/07/10 (a)(b)	17,465	17,465,000
State of Rhode Island, GO, TAN, Series R-1,
2.00%, 6/30/11	48,250	48,788,148
		66,253,148
South Carolina — 1.5%
City of Spartanburg South Carolina, RB, ROCS,
VRDN, Series II-R-11020PB (AGM Insurance, PB
Capital Corp. SBPA), 0.34%, 10/07/10 (a)(b)	13,410	13,410,000
Greenville Hospital System Board, Refunding RB,
VRDN, Series C (Bank of America NA LOC),
0.33%, 10/07/10 (a)	4,500	4,500,000
South Carolina Jobs, EDA, Macon Trust, RB, VRDN
Certificates, Bank of America, Series 2007-303
(Bank of America NA LOC, Bank of America NA
SBPA), 0.37%, 10/07/10 (a)(b)	7,480	7,480,000
South Carolina Jobs, EDA, Refunding RB, VRDN,
UMA Refinance Project (Wells Fargo Bank NA
LOC), 0.28%, 10/01/10 (a)	4,785	4,785,000
South Carolina State Public Service Authority, RB,
VRDN, Eagle Tax-Exempt Trust, Series 2006-0007,
Class A (Citibank NA SBPA), 0.31%,
10/07/10 (a)(b)	11,500	11,500,000
South Carolina Transportation Infrastructure Bank,
Refunding RB, VRDN (a):
Series B1 (Bank of America NA LOC), 0.28%,
10/07/10	5,280	5,280,000
Series B2 (Branch Banking & Trust LOC), 0.26%,
10/07/10	4,765	4,765,000
Spartanburg County Regional Health Services
District, Refunding RB, VRDN, Series C (AGC
Insurance, Bank of America NA SBPA),
0.29%, 10/07/10 (a)	18,370	18,370,000
		70,090,000
Tennessee — 2.7%
Clarksville Public Building Authority Tennessee, RB,
VRDN, Pooled Financing, Tennessee Municipal
Bond Fund (Bank of America NA LOC),
0.34%, 10/07/10 (a)	40,600	40,600,000

See Notes to Financial Statements.

20 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Tennessee (concluded)
County of Shelby Tennessee, GO, VRDN, Public
Improvement, School, Series B (Landesbank
Hessen-Thuringen SBPA), 0.35%, 10/07/10 (a)	$ 55,970	$ 55,970,000
Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board,
Refunding RB, FLOATS, VRDN (Morgan Stanley
Bank Liquidity Facility) (a)(b)(c):
Series 3012, 0.31%, 10/07/10	5,305	5,305,000
Series 3013, 0.30%, 10/07/10	10,000	10,000,000
Metropolitan Government of Nashville & Davidson
County IDB, RB, VRDN, Nashville Symphony Hall
Project (Bank of America NA LOC), 0.34%,
10/07/10 (a)	12,678	12,678,000
Montgomery County Public Building Authority
Tennessee, RB, VRDN, Tennessee County Loan
Pool (Bank of America NA LOC), 0.34%,
10/07/10 (a)	1,530	1,530,000
		126,083,000
Texas — 17.3%
Brazos Harbor Industrial Development Corp., RB,
VRDN, AMT (a):
BASF Corp. Project, 0.44%, 10/07/10	75,000	75,000,000
ConocoPhillips Co. Project, 0.34%, 10/07/10	10,500	10,500,000
Brazos River Harbor Navigation District, RB, VRDN,
AMT, BASF Corp. (a):
Multi-Mode, 0.44%, 10/07/10	15,800	15,800,000
Project, 0.44%, 10/07/10	18,400	18,400,000
City of Austin Texas, Refunding RB, VRDN, AMT
(AGM Insurance, Dexia Credit Local SBPA) (a):
Sub-Series 3, 0.35%, 10/07/10	49,925	49,925,000
Sub-Series 4, 0.35%, 10/07/10	52,595	52,595,000
City of Brownsville Texas, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DBE-533
(Deutsche Bank AG LOC, Deutsche Bank AG
SBPA), 0.31%, 10/07/10 (a)(b)	1,750	1,750,000
City of Houston Texas, GO, TRAN, 2.00%, 6/30/11	19,300	19,528,560
City of Houston Texas, Puttable Floating Option
Tax-Exempt Receipts, Refunding RB, FLOATS,
VRDN, Series 4159 (AGM Insurance, Dexia Credit
Local LOC, Dexia Credit Local SBPA), 0.50%,
10/07/10 (a)(b)	10,920	10,920,000
City of Midland Texas, GO, ROCS, VRDN, Series
II-R-810PB (PB Capital Corp. SBPA), 0.34%,
10/07/10 (a)(b)	10,690	10,690,000
City of San Antonio Texas, Refunding RB, VRDN,
Subordinate Lien (Wells Fargo Bank NA LOC),
0.28%, 10/07/10 (a)	20,420	20,420,000
County of Fort Bend Texas, GO, MSTR, VRDN, Series
SGB 46, Class A (Societe Generale SBPA),
0.30%, 10/07/10 (a)(b)	4,500	4,500,000
County of Harris Texas, Clipper Tax-Exempt
Certificate Trust, GO, VRDN, Series 2009-73
(State Street Bank & Trust Co. SBPA), 0.33%,
10/07/10 (a)(b)(c)	10,000	10,000,000
County of Harris Texas, GO, ROCS, VRDN, Series
II-R-10360 (Citibank NA SBPA), 0.30%,
10/07/10 (a)(b)(c)	7,175	7,175,000
County of Harris Texas, RB, MSTR, VRDN, Series
SGC 31, Class A (Societe Generale LOC),
0.27%, 10/07/10 (a)(b)	11,280	11,280,000

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
County of Harris Texas, Refunding RB, Toll Road,
Senior Lien, Series A-2, Mandatory Put Bonds,
0.35%, 8/15/11 (a)	$ 21,865	$ 22,179,345
Cypress-Fairbanks ISD, GO, FLOATS, VRDN, Series
86TP (Wells Fargo Bank NA SBPA), 0.31%,
10/07/10 (a)(b)	2,555	2,555,000
Denton ISD Texas, GO, VRDN, Building, Series
2005-A (Bank of America NA SBPA), 0.31%,
10/07/10 (a)	2,500	2,500,000
Galena Park ISD Texas, GO, Refunding, FLOATS, VRDN,
Series SG-153 (PSF-GTD Insurance, Societe
Generale SBPA), 0.30%, 10/07/10 (a)(b)	12,250	12,250,000
Gulf Coast Waste Disposal Authority, RB, VRDN, AMT (a):
Air Products Project, 0.50%, 10/07/10	2,200	2,200,000
American Acryl LP Project (Credit Industriel et
Commercial LOC), 0.40%, 10/07/10	19,000	19,000,000
Harris County Health Facilities Development Corp.,
RB, VRDN, Baylor College of Medicine, Series B
(JPMorgan Chase Bank LOC), 0.30%, 10/01/10 (a)	35,010	35,010,000
Katy ISD Texas, GO, VRDN, School Building (PSF-GTD
Insurance, Bank of America NA SBPA), 0.30%,
10/07/10 (a)	5,500	5,500,000
Mesquite Industrial Development Corp. Texas, IDRB,
VRDN, Morrison Products, AMT (KeyBank NA LOC),
0.45%, 10/07/10 (a)	800	800,000
North Texas Municipal Water District, RB, ROCS,
VRDN, Series II-R-593PB (PB Capital Corp. SBPA),
0.34%, 10/07/10 (a)(b)	8,410	8,410,000
North Texas Tollway Authority, Deutsche Bank SPEARS/
LIFERS Trust, Refunding RB, SPEARS, VRDN, Series
DB-626 (AGC Insurance, Deutsche Bank AG SBPA),
0.31%, 10/07/10 (a)(b)	11,487	11,487,000
Port Arthur Navigation District Texas, RB, VRDN,
Air Products & Chemicals Project, AMT, 0.53%,
10/07/10 (a)	10,000	10,000,000
Port of Corpus Christi Authority of Nueces County
Texas, Refunding RB, VRDN, Flint Hills Resource,
Series A, AMT, 0.34%, 10/07/10 (a)	22,650	22,650,000
Port of Port Arthur Navigation District, Refunding RB,
VRDN, Motiva Enterprises Project, AMT, 0.34%,
10/07/10 (a)	17,335	17,335,000
San Antonio ISD Texas, GO, Refunding, VRDN, Eagle
Tax-Exempt Trust, Series 2009-0037, Class A
(PSF-GTD Insurance, Citibank NA SBPA), 0.31%,
10/07/10 (a)(b)(c)	5,000	5,000,000
Sheldon ISD Texas, GO, PUTTERS, VRDN, Series 2009
(PSF-GTD Insurance, JPMorgan Chase & Co. SBPA),
0.33%, 10/07/10 (a)(b)	5,180	5,180,000
Socorro ISD Texas, GO, ROCS, VRDN, Series
II-R-11540PB (PSF-GTD Insurance, PB Capital
Corp. SBPA), 0.34%, 10/07/10 (a)(b)(c)	12,660	12,660,000
State of Texas, RB, TRAN, 2.00%, 8/31/11	228,050	231,429,669
Tarrant County Cultural Education Facilities Finance
Corp., RB, FLOATS, VRDN (Morgan Stanley Bank
Liquidity Facility) (a)(b)(c):
Series 2973, 0.30%, 10/07/10	36,000	36,000,000
Series 2974, 0.30%, 10/07/10	12,000	12,000,000
Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN,
Series 12C (Wells Fargo Bank NA Liquidity Facility),
0.40%, 3/01/11 (a)(b)(c)	3,390	3,390,000
		796,019,574

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Utah — 0.1%
State of Utah, GO, FLOATS, VRDN, Series 2987
(Morgan Stanley Bank Liquidity Facility),
0.30%, 10/07/10 (a)(b)(c)	$ 6,000	$ 6,000,000
Virginia — 2.2%
Arlington County IDA, Refunding HRB, VRDN,
Woodbury Park Project, Series A (Freddie Mac),
0.30%, 10/07/10 (a)	4,600	4,600,000
City of Richmond Virginia, RB, ROCS, VRDN, Series
II-R-10410 (AGM Insurance, Citibank NA SBPA),
0.27%, 10/07/10 (a)(b)(c)	2,655	2,655,000
County of Henrico Virginia, RB, ROCS, VRDN, Series
II-R-753PB (PB Capital Corp. SBPA), 0.33%,
10/07/10 (a)(b)	4,685	4,685,000
Fairfax County IDA, RB, VRDN (a):
Health Care, Inova Health, 0.42%, 4/28/11	3,000	3,000,000
Inova Health System Project, Series A-2
(JPMorgan Chase Bank SBPA), 0.30%, 10/01/10	13,795	13,795,000
Inova Health System Project, Series C-1,
0.30%, 10/01/10	8,825	8,825,000
Roanoke Economic Development Authority, RB,
Carilion Health System, Series A-2 (AGM Insurance,
Wells Fargo Bank NA SBPA), 0.28%, 10/01/10 (a)	9,000	9,000,000
Virginia College Building Authority, RB, VRDN (Wells
Fargo Bank NA SBPA), 21St Century College (a):
Series B, 0.28%, 10/01/10	16,430	16,430,000
Series C, 0.28%, 10/01/10	13,025	13,025,000
Virginia Commonwealth Transportation Board, Clipper
Tax-Exempt Certificate Trust, RB, VRDN, Series
2009-38 (State Street Bank & Trust Co. SBPA),
0.30%, 10/07/10 (a)(b)	13,060	13,060,000
Virginia HDA, RB, MERLOTS, VRDN, Series B19, AMT
(Wells Fargo Bank NA SBPA), 0.34%,
10/07/10 (a)(b)	3,000	3,000,000
Virginia HDA, Refunding RB, MERLOTS, VRDN,
Series C42, AMT (Wells Fargo Bank NA SBPA),
0.34%, 10/07/10 (a)(b)	2,880	2,880,000
Virginia Public Building Authority, RB, VRDN, Series D
(Dexia Credit Local SBPA), 0.35%, 10/07/10 (a)	1,000	1,000,000
Virginia Resources Authority, Refunding RB, FLOATS,
VRDN, Series 1860 (Wells Fargo Bank NA SBPA),
0.29%, 10/07/10 (a)(b)	4,715	4,715,000
Winchester IDA Virginia, Refunding RB, VRDN,
Westminster-Canterbury, Series B (Branch
Banking & Trust LOC), 0.30%, 10/07/10 (a)	1,200	1,200,000
		101,870,000
Washington — 1.8%
Chelan County Public Utility District No. 1, RB,
FLOATS, VRDN, Series 2969, AMT (Morgan Stanley
Bank Liquidity Facility), 0.40%, 10/07/10 (a)(b)(c)	6,770	6,770,000
City of Seattle Washington, RB, FLOATS, VRDN, Series
2170 (AGM Insurance, Wells Fargo Bank NA SBPA),
0.29%, 10/07/10 (a)(b)	2,530	2,530,000
County of King Washington (Bayerische Landesbank
SBPA), TECP :
0.32%, 10/01/10	20,000	20,000,000
0.33%, 11/08/10	31,300	31,300,000
Pierce County EDC Washington, RB, VRDN, PNW
Commercial LLC Project, AMT (KeyBank NA LOC),
0.56%, 10/07/10 (a)	1,995	1,995,000

	Par
Municipal Bonds	(000)	Value
Washington (concluded)
State of Washington, GO, ROCS, VRDN, Series
II-R-11308 (Citibank NA SBPA), 0.30%,
10/07/10 (a)(b)(c)	$ 2,960	$ 2,960,000
Washington State University, RB, ROCS, VRDN,
Series II-R-595PB (PB Capital Corp. SBPA),
0.34%, 10/07/10 (a)(b)	16,120	16,120,000
		81,675,000
Wisconsin — 0.9%
State of Wisconsin, TECP, 0.40% due 12/08/10	38,742	38,742,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co.
Project, AMT (Wachovia Bank NA LOC),
0.41%, 10/07/10 (a)	4,000	4,000,000
		42,742,000
Wyoming — 0.2%
County of Lincoln Wyoming, RB, PacifiCorp Project
(Wells Fargo Bank NA LOC), 0.28%, 10/07/10 (a)	11,250	11,250,000
Total Investments (Cost — $4,531,052,526*) — 98.3%		4,531,052,526
Other Assets Less Liabilities — 1.7%		77,996,101
Net Assets — 100.0%		$ 4,609,048,627

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to quali-
fied institutional investors.
(d) Variable rate security. Rate shown is as of report date.
(e) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)
Robert C. Baird & Co.	$ 8,242,476	—

See Notes to Financial Statements.

22 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Schedule of Investments (concluded) Master Tax-Exempt LLC

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabili-
ties (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For infor-
mation about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master LLC's investments:

Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds[1] —		$4,531,052,526	—	$4,531,052,526

1 See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND SEPTEMBER 30, 2010 23

Statement of Assets and Liabilities

September 30, 2010 (Unaudited)	Master Tax-Exempt LLC
Assets
Investments at value — unaffiliated
(cost — $4,531,052,526)	$ 4,531,052,526
Cash	215,402
Investments sold receivable	79,400,713
Interest receivable	5,023,499
Contributions receivable from investors	2,397,898
Prepaid expenses	210,194
Total assets	4,618,300,232
Liabilities
Investments purchased payable	8,242,476
Investment advisory fees payable	582,605
Other affiliates payable	28,428
Directors' fees payable	2,590
Other accrued expenses payable	395,506
Total liabilities	9,251,605
Net Assets	$ 4,609,048,627
Net Assets Consist of
Investors’ capital	$ 4,609,048,627

Statement of Operations

Six Months Ended September 30, 2010 (Unaudited)	Master Tax-Exempt LLC
Investment Income
Interest	$ 13,050,902
Expenses
Investment advisory	4,090,233
Accounting services	251,050
Directors	91,649
Custodian	85,623
Professional	43,365
Printing	26,445
Miscellaneous	133,167
Total expenses	4,721,532
Net investment income	8,329,370
Realized Gain
Realized gain from investments	185,365
Net Increase in Net Assets Resulting from Operations	$ 8,514,735

See Notes to Financial Statements.

24 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Statements of Changes in Net Assets					Master Tax-Exempt LLC
					Six Months
					Ended	Year Ended
				September 30, 2010 March 31,
Increase (Decrease) in Net Assets:					(Unaudited)	2010
Operations
Net investment income				$ 8,329,370		$ 39,096,247
Net realized gain					185,365	252,491
Net increase in net assets resulting from operations					8,514,735	39,348,738
Capital Transactions
Proceeds from contributions				15,488,833,171		47,760,181,661
Value of withdrawals				(17,383,820,151)		(52,667,487,942)
Net decrease in net assets derived from capital transactions				(1,894,986,980)		(4,907,306,281)
Net Assets
Total decrease in net assets				(1,886,472,245)		(4,867,957,543)
Beginning of period					6,495,520,872	11,363,478,415
End of period				$ 4,609,048,627		$ 6,495,520,872
Financial Highlights					Master Tax-Exempt LLC
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.15%[1]	0.42%	1.68%	3.34%	3.45%	2.64%
Ratios to Average Net Assets
Total expenses	0.16%[2]	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.29%[2]	0.43%	1.67%	3.28%	3.44%	2.61%
Supplemental Data
Net assets, end of period (000)	$ 4,609,049	$ 6,495,521	$11,363,478	$12,113,046	$10,143,538	$ 9,524,737
[1] Aggregate total investment return.
[2] Annualized.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Notes to Financial Statements (Unaudited) Master Tax-Exempt LLC

1. Organization and Significant Accounting Policies:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s
Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the
Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America, which may require man-
agement to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Master LLC's policy is to fair value its financial instru-
ments at market value. The Master LLC's investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discount or premium is recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. There-
fore, no federal income tax provision is required. It is intended that the
Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue
Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Master LLC's US federal tax returns remains open for each of the four years ended March 31, 2010. The statutes of limitations on the Master LLC's state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master LLC are charged to the
Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master LLC has an arrangement with the cus-
todian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Master LLC for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Master LLC's investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is respon-
sible for the management of the Master LLC's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the
Master LLC pays the Manager a monthly fee at the following annual rates of the Master LLC's average daily net assets:

Not exceeding $500 million	0.250%
In excess of $500 million, but not exceeding $1 billion	0.175%
In excess of $1 billion	0.125%

The Manager entered into a sub-advisory agreement with BlackRock
Investment Management, LLC (“BIM”), an affiliate of the Manager.
The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

For the six months ended September 30, 2010, the Master LLC reim-
bursed the Manager $69,428 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master

26 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Notes to Financial Statements (concluded)

Master Tax-Exempt LLC

LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; con-
ditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the
Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterpar-
ties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the
Master LLC's exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master LLC's Statement of Assets and Liabilities,
less any collateral held by the Master LLC.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjust-
ment or additional disclosure in the financial statements.

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Master Tax-Exempt LLC (the “Master LLC”) met
on April 20, 2010 and May 18 — 19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory
Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master
LLC’s investment advisor. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-
Advisory Agreement”) between the Manager and BlackRock Investment
Management, LLC (the “Sub-Advisor”), with respect to the Master LLC.
BBIF Tax-Exempt Fund (the “Fund”) is a “feeder” fund that invests all of its investable assets in the Master LLC. Accordingly, the Board of
Trustees of the Fund also considered the approval of the Advisory
Agreement and the Sub-Advisory Agreement with respect to the Master
LLC. The Manager and the Sub-Advisor are referred to herein as
“BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement
are referred to herein as the “Agreements.” For simplicity, the Board of
Directors of the Master LLC and the Board of Trustees of the Fund are
referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not
“interested persons” of the Master LLC or the Fund as defined in the
Investment Company Act of 1940, as amended (the “1940 Act”) (the
“Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Fund, as perti-
nent, and perform the various duties imposed on the directors of invest-
ment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent
Board Members. The Board has established five standing committees:
an Audit Committee, a Governance and Nominating Committee, a
Compliance Committee, a Performance Oversight and Contract
Committee and an Executive Committee, each of which is composed of
Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent
Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continu-
ation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master LLC and the Fund by the personnel of BlackRock and its affiliates, including investment manage-
ment, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Master LLC, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three-
and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio man-
agers’ analysis of the reasons for any over performance or underperfor-
mance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Master LLC’s and/or the Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to the Master LLC’s and the Fund’s investment objective, policies and restrictions, (e) the Master LLC’s and the Fund’s compliance with its respective Code of Ethics and compliance policies and procedures; (f)
the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other serv-
ice providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of port-
folio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund and institutional account product channels, as applicable; and (l) periodic updates on
BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements.
The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meet-
ing included (a) information independently compiled and prepared by
Lipper, Inc. (“Lipper”) on fees and expenses of the Master LLC and the
Fund, as applicable, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collec-
tively, “Peers”); (b) information on the profitability of the Agreements to
BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by
BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the
Master LLC and/or the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) if applicable, a comparison

28 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for addi-
tional information and BlackRock responded to these requests with additional written information in advance of the May 18 — 19, 2010
Board meeting.

At an in-person meeting held on May 18 — 19, 2010, the Board of the
Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the
Manager and the Master LLC and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master LLC, each for a one-year term ending June 30, 2011. The Board of the Fund, including the Independent Board Members, also considered the continu-
ation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board considered: (a)
the nature, extent and quality of the services provided by BlackRock; (b)
the investment performance of the Master LLC, the Fund and BlackRock;
(c) the advisory fee and the cost of the services and profits to be real-
ized by BlackRock and its affiliates from their relationship with the
Master LLC and the Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of portfolio holdings of the Master LLC, direct and indi-
rect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master LLC and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willing-
ness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as con-
trolling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock:
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the
Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, and the per-
formance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master LLC’s portfolio management team discussing Master LLC performance and the Master LLC’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the
Master LLC’s portfolio management team, investments by portfolio man-
agers in the funds they manage, BlackRock’s portfolio trading capabili-
ties, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-
quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the
Master LLC and the Fund. BlackRock and its affiliates and significant shareholders provide the Master LLC and the Fund with certain adminis-
trative, transfer agency, shareholder and other services (in addition to any such services provided to the Master LLC and the Fund by third par-
ties) and officers and other personnel as are necessary for the opera-
tions of the Master LLC and the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Master LLC and the
Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support;
and (vi) performing other administrative functions necessary for the operation of the Master LLC and the Fund, such as tax reporting, fulfill-
ing regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered
BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLC, the Fund and
BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master LLC and the Fund, as applicable. The Board noted that the Master LLC’s invest-
ment results correspond directly to the investment results of the Fund. In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehen-
sive analysis of the Fund’s performance. The Board also reviewed a nar-
rative and statistical analysis of the Lipper data that was prepared by
BlackRock, which analyzed various factors that affect Lipper’s rankings.

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

In connection with its review, the Board received and reviewed informa-
tion regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Master LLC and the Fund, as applicable, throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that, in general, the Fund performed better than its
Peers in that the Fund’s performance was at or above the median of its
Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and
Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Master LLC and the Fund: The Board, including the Independent Board Members, reviewed the Master LLC’s contractual advisory fee rate compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The
Board considered the services provided and the fees charged by
BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it pro-
vided the Master LLC and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master LLC and the
Fund. The Board reviewed BlackRock’s profitability with respect to the
Master LLC and the Fund, as applicable, and other funds the Board cur-
rently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended
December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodol-
ogy of allocating expenses in the profitability analysis, noting the inher-
ent limitations in allocating costs among various advisory products. The
Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line prof-
itability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for lead-
ing investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, trans-
late to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master LLC and the Fund by BlackRock, and BlackRock’s and its
affiliates’ profits relating to the management and distribution of the
Master LLC and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master
LLC and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master LLC’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Fund's Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Master
LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels.

The Board further noted that the Manager, in its capacity as the Fund’s administrator (the “Administrator”), and the Fund’s distributor had entered into a contractual arrangement with the Fund whereby the
Administrator and the distributor agreed to waive all or a portion of their fees and/or reimburse direct expenses of the Fund to ensure that the operating expense ratio for certain classes of shares did not exceed specified amounts. The Board noted that BlackRock and the Fund’s distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and
Master LLC to maintain minimum levels of daily net investment income.
This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of the Master LLC and the Fund increase. The
Board also considered the extent to which the Master LLC and the Fund benefit from such economies and whether there should be changes in

30 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

the advisory fee rate or structure in order to enable the Master LLC and the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master LLC.

E. Other Factors Deemed Relevant by the Board Members: The Board,
including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and signifi-
cant shareholders may derive from their respective relationships with the
Master LLC and the Fund, both tangible and intangible, such as
BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master LLC and the
Fund, including for administrative, transfer agency and distribution serv-
ices. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.
The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acqui-
sition of a complex of exchange-traded funds (“ETFs”) on December 1,
2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund market-
place, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board
Members, unanimously approved the continuation of the Advisory
Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master LLC, for a one-year term ending June 30, 2011. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master LLC and found the
Agreements to be satisfactory. In arriving at a decision to approve the
Agreements, the Board of the Master LLC did not identify any single fac-
tor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed dif-
ferent weights to the various factors considered. The Independent Board
Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLC reflect the results of several years of review by the
Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and
BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’
conclusions may be based in part on their consideration of these arrangements in prior years.

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board of Directors and Director
Rodney D. Johnson, Co-Chair of the Board of Directors and Director
Richard S. Davis, Director
Henry Gabbay, Director
David O. Beim, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chair of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 24, 2010, John M. Perlowski became
President and Chief Executive Officer of the Fund/Master LLC.

32 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This prac-
tice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents.
Mailings of your shareholder documents may be householded indefi-
nitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master
LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The
Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800)
626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different pri-
vacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

34 BBIF TAX-EXEMPT FUND

SEPTEMBER 30, 2010

#BBIFTE-9/10

This report is transmitted to shareholders only. It is not

authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or pre-

ceded by the Fund’s current prospectus. An investment in

the Fund is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government

agency. Although the Fund seeks to preserve the value of

your investment at $1.00 per share, it is possible to lose

money by investing in the Fund. Total return information

assumes reinvestment of all distributions. Past performance

results shown in this report should not be considered a rep-

resentation of future performance. For current month-end

performance information, call (800) 626-1960. The Fund’s

current 7-day yield more closely reflects the current earn-

ings of the Fund than the total returns quoted. Statements

and other information herein are as dated and are subject

to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 1, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 1, 2010